Goodwill and Other Intangible Assets (Tables) - Hman Group holdings Inc and subsidiaries	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Goodwill and Other Intangible Assets:
Summary of goodwill amounts by reportable segment

	Goodwill at
	December 26,				Goodwill at
	2020	Acquisitions(1)	Dispositions	Other(2)	June 26, 2021
Hardware and Protective Solutions	$565,578	$9,450	$—	$13	$575,041
Robotics and Digital Solutions	220,936	—	—	—	220,936
Canada	29,686	—	—	1,306	30,992
Total	$816,200	$9,450	$—	$1,319	$826,969
(1)	See Note 4 - Acquisitions for additional information regarding the OZCO acquisition.
(2)	The “Other” change to goodwill relates to adjustments resulting from fluctuations in foreign currency exchange rates for the Canada and Mexico reporting units.

	Goodwill at
	December 29, 2019				Goodwill at
	As Restated	Acquisitions	Disposals	Other(1)	December 26, 2020
Hardware and Protective Solutions	$565,780	$—	$—	$(202)	$565,578
Robotics and Digital Solutions	220,936	—	—	—	220,936
Canada	29,134	—	—	552	29,686
Total	$815,850	$—	$—	$350	$816,200
(1)	The “Other” change to goodwill relates to adjustments resulting from fluctuations in foreign currency exchange rates for the Canada and Mexico reporting units.

Summary of other intangibles, net

	Estimated
	Useful Life
	(Years)	June 26, 2021	December 26, 2020
Customer relationships	13 – 20	$966,515	$941,648
Trademarks – Indefinite	Indefinite	85,890	85,603
Trademarks – Other	7 – 15	29,000	26,400
Technology and patents	7 – 12	67,774	63,749
Intangible assets, gross		1,149,179	1,117,400
Less: Accumulated amortization		322,230	291,434
Other intangibles, net		$826,949	$825,966